Form N-1A Cover	Nov. 10, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TWO ROADS SHARED TRUST
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 10, 2026
Prospectus Date	Nov. 10, 2026